Annual Operating Expenses - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Small-Mid Multifactor ETF - Fidelity Small-Mid Multifactor ETF	Nov. 29, 2022
Operating Expenses:
Management fee	0.29%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.29%